As filed with the Securities and Exchange Commission May 17, 2010

1933 Act No. 333-163932

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___                                                         [   ]
Post-Effective Amendment No. 1                                                            [X]
(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)                   (Zip Code)

Registrant’s Telephone Number, including Area Code                         (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary
Dimensional Investment Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8027

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:  Shares of capital stock, with  par value of one cent ($0.01) per share, of the U.S. Large Company Portfolio.  No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART A

Part A, the definitive Information Statement/Prospectus dated March 1, 2010, was filed pursuant to Rule 497 of the Securities Act of 1933, as amended [Accession No. 0001193125-10-045006] on March 2, 2010, and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated March 1, 2010, was filed pursuant to Rule 497 of the Securities Act of 1933, as amended [Accession No. 0001193125-10-045006] on March 2, 2010, and is incorporated herein by reference.

DIMENSIONAL INVESTMENT GROUP INC.

Form N-14

PART C

OTHER INFORMATION

ITEM 15.                      INDEMNIFICATION.

(1)	Reference is made to Article 10 of the Registrant's Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

10.1 Indemnification of Directors and Officers. The Corporation shall indemnify and advance expenses to a Director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section (as defined below) and the 1940 Act. The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.

10.2 Defined Terms. Any word or words used in this Article 10 that are defined in Section 2-418 of the Maryland General Corporation Law (the "Indemnification Section") shall have the same meaning as defined in the Indemnification Section.

10.3 Indemnification of Employees and Agents. Employees and agents who are not officers or Directors may be indemnified, and reasonable expenses may be advanced to such employees or agents, to the extent permissible under the Maryland General Corporation Law, the 1933 Act and the 1940 Act, as such statutes are now or hereafter in force, and to such further extent, consistent with the foregoing, as may be provided by action of the Board of Directors or by contract.

10.4 Other Rights. The indemnification and advancement of expenses provided by this Article 10 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification or advancement of expenses may be entitled under any insurance or other agreement, vote of Shareholders or disinterested Directors or otherwise, both as to action by a Director or officer of the Corporation in his or her official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

10.5 Insurance. The Corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or who, while a Director, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, manager, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, limited liability company, trust, employee benefit plan or any other enterprise, against any liability asserted against and incurred by him or her in any such capacity, or arising out of his or her status as such, provided that no insurance may be obtained by the Corporation for liabilities against which it would not have the power to indemnify him or her under this Article 10 or applicable law.

10.6 Constituent, Resulting or Surviving Corporations. For the purposes of this Article 10, references to the "Corporation" shall include all constituent corporations absorbed in a consolidation or merger, as well as the resulting or surviving corporation, so that any person who is or was a director, officer, employee or agent of a constituent corporation or is or was serving at the request of a constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this Article 10 with respect to the resulting or surviving corporation as he or she would if he or she had served the resulting or surviving corporation in the same capacity.

10.7 Amendments. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or Charter inconsistent with this Article, shall apply to or affect in any respect the applicability of the provisions of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

(2)	Registrant’s Articles of Amendment and Restatement provide the following under Article Eighth:

(a)
To the fullest extent permitted by the 1940 Act and the Maryland General Corporation Law, no director or former director and no officer or former officer of the Corporation shall be personally liable to the Corporation or its Shareholders for money damages.  No amendment to the Charter or repeal of any of its provisions shall limit or eliminate the benefits provided by this Section 8.1 to directors or former directors or officers or former officers with respect to any act or omission that occurred prior to such amendment or repeal.

(b)
The Corporation shall indemnify and advance expenses to a director or officer (which includes, with respect to any such person, any person who is or was an officer of the Corporation and any person who, while an officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan) of the Corporation in connection with a proceeding to the fullest extent permitted by and in accordance with the Indemnification Section and the 1940 Act.  The foregoing rights of indemnification and advancement of expenses shall not be exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled.

(c)
No amendment to this Charter or repeal of any of its provisions shall limit or eliminate the protection afforded by this Section 8.2 to a director or officer (as that term is described in subsection (b) above) with respect to any act or omission that occurred prior to such amendment or repeal.

ITEM 16.	EXHIBITS. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

(a)	Articles of Amendment and Restatement filed with the Maryland Secretary of State on July 9, 2009
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      December 14, 2009.

(b)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      December 14, 2009.

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Amended and Restated By-Laws of the Registrant
Incorporated herein by reference to:
Filing:                      Form N-14.
File Nos.:                      333-163932.
Filing Date:                      December 22, 2009.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Agreement and Plan of Reorganization between the Registrant, on behalf of the U.S. Large Company Institutional Index Portfolio, and DFA Investment Dimensions Group Inc., on behalf of the U.S. Large Company Portfolio, is filed herewith as Exhibit A to the Information Statement/Prospectus.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	See Article Fifth and Article Sixth of the Registrant’s Articles of Amendment and Restatement.

(b)	See Articles 2 and 8 of the Registrant’s Amended and Restated By-Laws.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Form of Investment Advisory Agreement between the Registrant and

Dimensional Fund Advisors LP (“DFA”) re the:
*           AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:
*           RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:
*           AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      May 16, 2002.

(b)	Form of Investment Advisory Agreement between the Registrant and DFA re the:
*           RWB/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      October 1, 1997.

(i)	Addendum Number One re the reflection of the following name change:
*           RWB/DFA Two-Year Government Portfolio to
AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(ii)	Addendum Number Two re the reflection of the following name change:
*           AAM/DFA Two-Year Government Portfolio
to LWAS/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:                      Post-Effective Amendment No. 54/55 to the Registrant’sRegistration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      February 27, 2009.

(c)	Investment Advisory Agreement between the Registrant and DFA re the:
*           Global Equity Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 41/42 to the Registrant’s Registration

Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 29, 2004.

(d)	Investment Advisory Agreement between the Registrant and DFA re the:
*           Global 60/40 Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 29, 2004.

(e)	Investment Advisory Agreement between the Registrant and DFA re the:
*           Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 29, 2004.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(8)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 22, 1999.

(ii)	Addendum Number Two re the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio XI
*           U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:

Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(iii)	Addendum Number Three re the addition of:
*           U.S. 6-10 Small Company Portfolio K
*           U.S. Large Cap Value Portfolio K
*           U.S. 4-10 Value Portfolio K
*           U.S. Large Company Portfolio K
*           DFA International Value Portfolio K
*           Emerging Markets Portfolio K
*           DFA One-Year Fixed Income Portfolio K
*           DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:
*           Dividend-Managed U.S. Large Company Portfolio II
*           Dividend-Managed U.S. Large Company Complement Portfolio II
*           Dividend-Managed U.S. Marketwide Value Portfolio II
*           Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn).
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:
*           RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*           RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*           RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
*           DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*           U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*           U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*           U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.

File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:
*           AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      May 16, 2002.

(viii)	Form of Addendum Number Eight re the addition of:
*           DFA International Small Company Portfolio V
*           DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 14, 2003.

(ix)	Addendum Number Nine re the addition of:
*           DFA International Small Company Portfolio V
*           DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(x)	Addendum Number Ten re the addition of:
*           Global Equity Portfolio
*           Global 60/40 Portfolio
*           Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      October 9, 2003.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Amended Multiple Class Plan Pursuant to Rule 18f-3 re the:
*           Global Equity Portfolio
*           Global 60/40 Portfolio
*           Global 25/75 Portfolio
*           DFA International Value Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 52/53 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      October 10, 2007.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a)           Opinion and Consent of Counsel dated December 22, 2009
Incorporated herein by reference to:
Filing:                      Form N-14.
File Nos.:                      333-163932.
Filing Date:                      December 22, 2009.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel dated May 7, 2010, filed herewith as Exhibit EX-99.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 22, 1999.

(ii)	Addendum Number Two re the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio XI
*           U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(iii)	Addendum Number Three re the addition of:
*           U.S. 6-10 Small Company Portfolio K
*           U.S. Large Cap Value Portfolio K
*           U.S. 4-10 Value Portfolio K
*           U.S. Large Company Portfolio K
*           DFA International Value Portfolio K
*           Emerging Markets Portfolio K
*           DFA One-Year Fixed Income Portfolio K
*           DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(iv)	Addendum Number Four (later withdrawn and never executed) re the addition of:
*           Dividend-Managed U.S. Large Company Portfolio II
*           Dividend-Managed U.S. Large Company Complement Portfolio II

*           Dividend-Managed U.S. Marketwide Value Portfolio II
*           Dividend-Managed U.S. Marketwide Value Complement Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:
*           RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*           RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*           RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(vi)	Addendum Number Six re the deletion of the Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
*           DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*           U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*           U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*           U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:
*           AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      May 16, 2002.

(viii)	Addendum Number Eight
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(ix)	Addendum Number Nine re the addition of:
*           DFA International Small Company Portfolio V
*           DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s

Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(x)	Addendum Number Ten re the addition of:
*           Global Equity Portfolio
*           Global 60/40 Portfolio
*           Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      October 9, 2003.

(b)
Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(i)	Addendum Number One
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 22, 1999.

(ii)	Addendum Number Two re the addition of:
*           Tax-Managed U.S. Marketwide Value Portfolio XI
*           U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(iii)	Addendum Number Three re the addition of:
*           U.S. 6-10 Small Company Portfolio K
*           U.S. Large Cap Value Portfolio K
*           U.S. 4-10 Value Portfolio K
*           U.S. Large Company Portfolio K
*           DFA International Value Portfolio K
*           Emerging Markets Portfolio K
*           DFA One-Year Fixed Income Portfolio K
*           DFA Two-Year Global Fixed Income Portfolio K
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re the addition of:
*           Dividend-Managed U.S. Large Company Portfolio II
*           Dividend-Managed U.S. Large Company Complement Portfolio II
*           Dividend-Managed U.S. Marketwide Value Portfolio II
*           Dividend-Managed U.S. Marketwide Value Complement

Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      May 15, 2000.

(v)	Addendum Number Five re the deletion of certain portfolios and the reflection of the following name changes:
*           RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
*           RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
*           RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(vi)	Addendum Number Six re the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:
*           DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio
*           U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K
*           U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K
*           U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(vii)	Addendum Number Seven re the reflection of the following name change:
*           AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      May 16, 2002.

(viii)	Addendum Number Eight
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(ix)	Addendum Number Nine re the addition of:
*           DFA International Small Company Portfolio V
*           DFA Emerging Markets Portfolio V
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.

Filing Date:                      March 29, 2004.
(x)	Addendum Number Eleven re the addition of:
*           Global Equity Portfolio
*           Global 60/40 Portfolio
*           Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(c)	Administration Agreements between the Registrant and DFA.

(i)	Dated December 1, 1993 re the:
*           DFA International Value Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(ii)	Dated July 1, 1994 re the:
*           DFA International Value Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(iii)	Dated July 1, 1994 re the:
*           U.S. Large Cap Value Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(iv)	Dated December 20, 1994 re the:
*           U.S. Large Cap Value Portfolio III
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(v)	Dated December 20, 1994 re the:
*           DFA International Value Portfolio III
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(vi)	Dated March 1, 1996 re the:
*           AAM/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(aa)           Addendum Number One re the reflection of the following name change:

*           RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(bb)	Addendum Number Two re the reflection of the following name change:
*           AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      February 27, 2009.

(vii)	Form of Dated July 18, 1997 re the:
*           DFA International Value Portfolio IV
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      June 20, 1997.

(viii)	Form of Amended and Restated dated July 18, 1997 re the:
*           Emerging Markets Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 49/50 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 30, 2007.

(ix)	Dated December 8, 1998 re the:
*           Tax-Managed U.S. Marketwide Value Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 22, 1999.

(x)	Dated September 13, 1999 re the:
*           U.S. Large Company Institutional Index Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 42/43 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 29, 2004.

(xi)	Administration Agreement dated December 23, 2003 re the:
*           Global Equity Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 29, 2004.

(xii)           Administration Agreement dated December 23, 2003  re the:

*           Global 60/40 Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 29, 2004.

(xiii)	Administration Agreement dated December 23, 2003 re the:
*           Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 29, 2004.

(d)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

(i)	Dated March 13, 1996 re the:
*           RWB/DFA Two-Year Government Portfolio
Incorporated by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re the:
*           RWB/DFA Two-Year Government Portfolio.
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:
*           RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:
*           AAM/DFA Two-Year Government Portfolio to the LWAS/DFA Two-Year Government Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      February 27, 2009.

(ii)	Dated March 13, 1996 re the:
*           RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s

Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re
*           RWB/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(bb)	Amendment Number Two re the reflection of the following name change:
*           RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(cc)	Amendment Number Three re the reflection of the following name change:
*           AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      May 16, 2002.

(dd)	Amendment Number Four re the reflection of the following name change:
*           AAM/DFA Two-Year Fixed Income Portfolio to the LWAS/DFA Two-Year Fixed Income Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      February 27, 2009.

(iii)	Dated March 13, 1996 re the:
*           RWB/DFA U.S. High Book-to-Market Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(aa)	Amendment dated March 13, 1996 re
*           RWB/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(bb)	Addendum Number Two re the reflection of the following name change:

*	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 26, 2001.

(cc)	Addendum Number Three re the reflection of the following name change:
*           AAM/DFA U.S. High Book to Market Portfolio to the LWAS/DFA U.S. High Book to Market Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      February 27, 2009.

(e)	Form of Facility Agreement with DFA.
Previously filed with this registration statement and incorporated herein by reference.

(f)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re the:
*           U.S. Small Cap Portfolio II;
*           U.S. Large Cap Portfolio II; and
*           DFA International Value Portfolio II
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      March 3, 1998.

(g)	Form of Amended and Restated Expense Waiver and Assumption Agreement between the Registrant and DFA re: the:
*           U.S. Large Company Institutional Index Portfolio
*           Global Equity Portfolio
*           Global 60/40 Portfolio
*           Global 25/75 Portfolio
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 54/55 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      February 27, 2009.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm
Incorporated herein by reference to:
Filing:                      Form N-14.
File Nos.:                      333-163932.
Filing Date:                      January 22, 2010.

(15)           All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated December 18, 2009

Incorporated herein by reference to:
Filing:                      Form N-14.
File Nos.:                      333-163932.
Filing Date:                      December 22, 2009.

(17)           Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics of the Registrant, the Advisor and the Underwriter.
Incorporated herein by reference to:
Filing:           Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:                      33-33980 and 811-6067.
Filing Date:                      January 29, 2004.

ITEM 17.                      UNDERTAKINGS.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of the securities.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica and the State of California on the 17th day of May, 2010.

DIMENSIONAL INVESTMENT GROUP INC.
                              (Registrant)

By:                          *
David G. Booth, President
(Signature and Title)

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ David G. Booth* David G. Booth	Chairman, Chief Executive Officer, President, and Director	May 17, 2010

/s/ George M. Constantinides * George M. Constantinides	Director	May 17, 2010

/s/ John P. Gould * John P. Gould	Director	May 17, 2010

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Director	May 17, 2010

/s/ Eduardo A. Repetto* Eduardo A. Repetto	Director	May 17, 2010

/s/ Myron S. Scholes * Myron S. Scholes	Director	May 17, 2010

/s/ Abbie J. Smith * Abbie J. Smith	Director	May 17, 2010

/s/ David R. Martin* David R. Martin	Vice President, Chief Financial Officer, and Treasurer	May 17, 2010

* By:       /s/Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Registration Statement of Dimensional Investment Group Inc., which has been signed on behalf of the Registrant in the City of Santa Monica and the State of California on the 17th day of May, 2010.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:                                                           *
David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth* David G. Booth	President, Trustee, Chairman, and Chief Executive Officer	May 17, 2010

/s/ Eduard A. Repetto* Eduardo A. Repetto	Trustee	May 17, 2010

/s/ David R. Martin * David R. Martin	Chief Financial Officer, Treasurer and Vice President	May 17, 2010

/s/ George M. Constantinides * George M. Constantinides	Trustee	May 17, 2010

/s/ John P. Gould * John P. Gould	Trustee	May 17, 2010

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Trustee	May 17, 2010

/s/ Myron S. Scholes * Myron S. Scholes	Trustee	May 17, 2010

/s/ Abbie J. Smith * Abbie J. Smith	Trustee	May 17, 2010

* By:       /s/Valerie A. Brown
Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

EXHIBIT INDEX

N-14 Exhibit No.	EDGAR Exhibit No.	Description
12(a)	EX-99.12.a.	Opinion and Consent of Counsel